Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Jun. 30, 2025
Computers and software [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	3 years
Office equipment [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	10 years
Lab machinery [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	10 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	Lower of estimated useful life or remaining period of lease term